Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net loss	$ (2,313)	$ (13,131)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	12,700	15,372
Stock-based compensation	4,229	3,415
Foreign currency transaction gain	(210)	(1,678)
Deferred income taxes	(685)	(922)
Share in (profits) losses of associated companies	(1,423)	6,073
Other non-cash items, net	1,018	709
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	9,124	13,990
Inventories	(9,598)	(3,573)
Net investment in sales-type leases	1,052	2,244
Other current assets and prepaid expenses	(2,133)	266
Other non-current assets	(219)	(304)
Accounts payable	(2,805)	981
Other current liabilities	(5,172)	4,110
Deferred revenues	(781)	1,594
Other non-current liabilities	1,820	(2,094)
Net cash provided by operating activities	4,604	27,052
Cash flows from investing activities
Purchase of property and equipment	(6,114)	(7,607)
Investment in unconsolidated entities		(5,000)
Purchase of intangible assets	(310)	(271)
Proceeds from sale of plant and property	118	3,770
Other investing activities	577	(162)
Net cash used in investing activities	(5,729)	(9,270)
Cash flows from financing activities
Repayment of long-term debt	(27,293)	(1,286)
Proceeds from exercise of stock options	2,222	1,002
Net cash used in financing activities	(25,071)	(284)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	878	296
Net change in cash, cash equivalents and restricted cash	(25,318)	17,794
Cash, cash equivalents and restricted cash, beginning of period	393,734	329,359
Cash, cash equivalents and restricted cash, end of period	368,416	347,153
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	97	109
Transfer of inventory to fixed assets	$ 1,028	$ 320